RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	6 Months Ended
Jun. 30, 2024
Lessee, Leases [Abstract]
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
The Group has entered into lease agreements for the rental of premises, rolling stock and equipment. The leases have an initial term of 1 to 40 years and some have a renewal option after their initial term. The lease terms are negotiated individually and encompass a wide range of different terms and conditions.
Right-of-use assets

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2024	79,567,042	1,610,149	8,485,948	89,663,139
Additions	1,665,071	912,084	—	2,577,155
Modifications	—	(855)	(4,105)	(4,960)
Depreciation expense	(3,974,486)	(305,649)	(1,076,689)	(5,356,824)
Foreign currency translation adjustment	(1,150,813)	(30,016)	—	(1,180,829)
Balance at June 30, 2024	76,106,814	2,185,713	7,405,154	85,697,681

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2023	59,375,131	1,133,223	—	60,508,354
Additions	29,560,843	956,364	9,363,281	39,880,488
Modifications	(2,401,574)	(31,868)	5,353	(2,428,089)
Depreciation expense	(7,766,903)	(468,994)	(882,686)	(9,118,583)
Foreign currency translation adjustment	799,545	21,424	—	820,969
Balance at December 31, 2023	79,567,042	1,610,149	8,485,948	89,663,139

On February 2, 2023, the Group completed a sale-leaseback transaction with BTB Real Estate Investment Trust for its battery manufacturing building located in Mirabel, Quebec for a total sale price of $20,909,566 (C$28,000,000), and net proceeds of $20,506,589 after the deduction of selling and legal fees of $484,994. The sale of the building resulted in a difference between the carrying value and net proceeds of $3,306,755 which was recognized as an increase to the right-of-use asset related to the lease agreement entered into with BTB Real Estate Investment Trust for the Mirabel battery manufacturing building concurrent with the sale, which has an initial 20-year term and subsequent renewal options.
4 - RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (CONTINUED)
Right-of-use assets (continued)
Depreciation was recognized as follows :

	Three months ended		Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	$	$	$	$
Administrative expenses	140,751	94,401	285,421	213,899
Selling expenses	318,743	167,430	645,522	663,479
Cost of sales	2,068,008	1,472,189	4,107,282	2,408,476
Capitalized to property, plant and equipment	159,300	379,623	318,599	761,395
Total depreciation	2,686,802	2,113,643	5,356,824	4,047,249
Lease liabilities

$
Balance at January 1, 2024	91,956,586
Additions	2,577,155
Lease payments	(4,013,671)
Modifications	(4,960)
Foreign currency translation adjustment	(1,111,618)
Balance at June 30, 2024	89,403,492
Current portion	8,236,230
Non-current portion	81,167,262

Balance at January 1, 2023	63,520,215
Additions	36,573,733
Lease payments	(6,512,231)
Modifications	(2,456,531)
Foreign currency translation adjustment	831,400
Balance at December 31, 2023	91,956,586
Current portion	7,984,563
Non-current portion	83,972,023